SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Rights-to-use Lease Assets Net
Leased properties under operating lease	$ 37,270	$ 1,292,677
Less: accumulated amortization	(17,437)	(541,255)
Right-to-use asset, net	$ 19,833	$ 751,422